Global Bond Index Portfolio Average Annual Total Returns - Portfolio [Member]		12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global Bond Composite Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.95%	(0.28%)	1.73%
Bloomberg Global Aggregate Float Adjusted Index in USD (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.67%	(1.72%)	0.64%
Global Bond Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	(0.41%)	1.59%
Performance Inception Date	Sep. 07, 2017